Leuthold Global Fund
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 59.59%
Banks - 1.36%
Comerica, Inc.	1,961	$74,714
First Financial Bancorp	4,654	64,644
M&T Bank Corp.	720	74,859
The PNC Financial Services Group, Inc.	725	76,277
Synovus Financial Corp.	2,947	60,502
		350,996
Biotechnology - 0.21%
Biogen, Inc. (a)	207	55,383

Capital Markets - 3.94%
Evercore, Inc. - Class A	1,202	70,822
The Goldman Sachs Group, Inc.	1,159	229,042
Haitong Securities Co., Ltd. - H Shares (b)	92,800	75,395
LPL Financial Holdings, Inc.	1,563	122,539
Meritz Securities Co., Ltd. (b)	19,664	50,008
Morgan Stanley	5,678	274,247
Raymond James Financial, Inc.	1,525	104,966
Stifel Financial Corp.	1,965	93,200
		1,020,219
Communications Equipment - 0.33%
Ciena Corp. (a)	1,562	84,598

Construction Materials - 3.14%
Asia Cement Corp. (a)(b)	57,000	84,537
Buzzi Unicem SpA (b)	3,386	73,163
China National Building Material Co., Ltd. - H Shares (b)	90,000	96,534
China Resources Cement Holdings, Ltd. (b)	62,000	76,466
CRH PLC - ADR	3,598	123,447
HeidelbergCement AG (b)	1,684	90,147
LafargeHolcim, Ltd. (b)	2,489	109,655
Martin Marietta Materials, Inc.	459	94,816
Taiheiyo Cement Corp. (b)	2,800	65,056
		813,821
Consumer Finance - 2.25%
AEON Financial Service Co., Ltd. (b)	6,800	74,582
Cembra Money Bank AG (b)	789	77,127
Discover Financial Services	1,424	71,328
Hitachi Capital Corp. (b)	3,500	77,478
Krungthai Card PCL - NVDR	79,900	78,126
Santander Consumer USA Holdings, Inc.	6,835	125,832
Srisawad Corp PCL - NVDR	46,100	77,456
		581,929
Entertainment - 4.22%
Activision Blizzard, Inc.	3,212	243,791
Electronic Arts, Inc. (a)	1,673	220,920
Konami Holdings Corp. (b)	2,700	90,096
NetEase, Inc. - ADR	622	267,074
Nexon Co., Ltd. (b)	4,100	92,481
Nintendo Co., Ltd. (b)	400	178,828
		1,093,190
Food & Staples Retailing - 4.44%
Alimentation Couche-Tard, Inc. - Class B (b)	5,257	$164,843
Koninklijke Ahold Delhaize NV (b)	6,495	177,014
The Kroger Co.	4,707	159,332
Seven & i Holdings Co., Ltd. (b)	4,200	137,397
Walgreens Boots Alliance, Inc.	3,010	127,594
Wal-Mart de Mexico SAB de CV (b)	57,300	137,039
Walmart, Inc.	2,051	245,669
		1,148,888
Health Care Providers & Services - 6.70%
Anthem, Inc.	891	234,315
Centene Corp. (a)	2,432	154,554
Cigna Corp.	548	102,832
CVS Health Corp.	2,031	131,954
Fresenius SE & Co KGaA (a)(b)	2,357	117,149
Henry Schein, Inc. (a)	1,467	85,658
Humana, Inc.	603	233,813
Laboratory Corp. of America Holdings (a)	743	123,420
McKesson Corp.	844	129,486
Medipal Holdings Corp. (b)	3,600	69,482
Molina Healthcare, Inc. (a)	709	126,188
Quest Diagnostics, Inc.	1,211	138,006
Sonic Healthcare, Ltd. (b)	4,144	87,508
		1,734,365
Household Durables - 4.24%
Barratt Developments PLC (b)	14,971	92,014
Haseko Corp. (b)	10,100	127,525
KB Home	4,552	139,655
Lennar Corp. - Class A	2,968	182,888
Meritage Homes Corp. (a)	2,808	213,745
Redrow PLC (b)	15,146	80,775
Toll Brothers, Inc.	4,000	130,360
TRI Pointe Group, Inc. (a)	8,832	129,742
		1,096,704
Insurance - 2.04%
Legal & General Group PLC (b)	37,380	101,907
Medibank Pvt, Ltd. (b)	44,598	92,463
MetLife, Inc.	4,583	167,371
Old Mutual, Ltd. (b)	30,191	20,823
Ping An Insurance Group Co. of China, Ltd. - H Shares (b)	14,500	144,550
		527,114
Interactive Media & Services - 3.13%
Alphabet, Inc. - Class A (a)	226	320,479
Auto Trader Group PLC (b)	12,124	78,936
Facebook, Inc. - Class A (a)	925	210,040
Twitter, Inc. (a)	2,908	86,629
Yandex NV - Class A (a)(b)	2,267	113,396
		809,480
IT Services - 4.07%
Accenture PLC - Class A (b)	1,057	226,959
Atos SE (b)	1,405	120,454
Bechtle AG (b)	969	171,746
CACI International, Inc. (a)	702	152,250
ManTech International Corp. - Class A	1,495	102,393
NS Solutions Corp. (b)	3,300	90,274
TIS, Inc. (b)	5,300	112,215
Wipro, Ltd. - ADR	23,221	76,861
		1,053,152
Life Sciences Tools & Services - 2.82%
Charles River Laboratories International, Inc. (a)	646	$112,630
Eurofins Scientific SE (b)	145	91,456
Gerresheimer AG (b)	978	90,382
Medpace Holdings, Inc. (a)	1,037	96,462
PRA Health Sciences, Inc. (a)	993	96,609
Siegfried Holding AG (a)(b)	149	67,806
Syneos Health, Inc. (a)	1,802	104,966
Waters Corp. (a)	393	70,897
		731,208
Paper & Forest Products - 0.19%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)€ €	2,484,000	48,074

Pharmaceuticals - 4.14%
Bristol-Myers Squibb Co.	3,013	177,164
GlaxoSmithKline PLC - ADR	4,704	191,876
Merck & Co., Inc.	1,979	153,036
Novartis AG - ADR	2,355	205,686
Novo Nordisk A/S - Class B - ADR	3,043	199,256
Pfizer, Inc.	4,454	145,646
		1,072,664
Semiconductors & Semiconductor Equipment - 7.59%
Applied Materials, Inc.	2,692	162,731
ASM International NV (b)	1,061	163,337
Diodes, Inc. (a)	1,996	101,197
Globalwafers Co., Ltd. (b)	8,000	110,185
Intel Corp.	3,941	235,790
Lam Research Corp.	780	252,299
Marvell Technology Group, Ltd.	4,066	142,554
SCREEN Holdings Co., Ltd. (b)	1,300	61,076
Sino-American Silicon Products, Inc. (b)	34,000	110,260
SK Hynix, Inc. (b)	1,892	135,086
Skyworks Solutions, Inc.	1,436	183,607
SUMCO Corp. (b)	8,200	126,068
Taiwan Surface Mounting Technology Corp. (a)(b)	26,000	115,608
UniTest, Inc. (b)	6,313	64,941
		1,964,739
Software - 2.45%
Fuji Soft, Inc. (b)	1,800	71,443
Netcompany Group A/S (a)(b)	1,226	80,577
Nuance Communications, Inc. (a)	3,517	88,997
Open Text Corp. (b)	2,206	93,711
SAP SE - ADR	989	138,460
SS&C Technologies Holdings, Inc.	1,283	72,464
Trend Micro Inc. (b)	1,600	89,415
		635,067
Trading Companies & Distributors - 2.33%
Air Lease Corp.	2,239	65,580
GMS, Inc. (a)	3,213	79,008
Indutrade AB (b)	3,119	123,706
ITOCHU Corp. (b)	4,600	99,534
Mitsui & Co., Ltd. (b)	5,700	84,455
Triton International, Ltd. (b)	2,748	83,099
WESCO International, Inc. (a)	1,923	67,516
		602,898
TOTAL COMMON STOCKS (Cost $15,215,363)		$15,424,489

INVESTMENT COMPANIES - 15.94%
Exchange Traded Funds - 15.94%
Invesco CurrencyShares Japanese Yen Trust (a)	11,391	$999,105
iShares Gold Trust (a)	18,323	311,308
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,979	266,176
iShares Intermediate-Term Corporate Bond ETF	13,461	812,775
iShares MBS ETF	6,215	688,000
SPDR Gold Shares (a)	6,271	1,049,577
TOTAL INVESTMENT COMPANIES (Cost $3,688,508)		$4,126,941

	Principal Amount	Fair Value
CORPORATE BONDS - 2.14%
Banks - 2.14%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$553,573
TOTAL CORPORATE BONDS (Cost $519,278)		$553,573

UNITED STATES TREASURY OBLIGATIONS - 3.38%
United States Treasury Notes - 3.38%
2.500%, 12/31/2020	$866,000	$875,878
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $869,365)		$875,878

FOREIGN GOVERNMENT BONDS - 4.29%
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 610,000	$490,539
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 474,000	619,020
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,042,359)		$1,109,559

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 10.86%
Money Market Funds - 10.86%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.060% (c)(f)	2,810,764	$2,810,764
TOTAL SHORT-TERM INVESTMENTS (Cost $2,810,764)		$2,810,764

Total Investments (Cost $24,145,637) - 96.20%		$24,901,204
Other Assets in Excess of Liabilities - (f) 3.80%		984,518
TOTAL NET ASSETS - 100.00%		$25,885,722

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2020.
(d)	Illiquid security. The fair value of these securities total $48,074 which represents 0.19% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$179,971	0.72%
British Pound	374,455	1.50
Canadian Dollar	655,382	2.63
Danish Krone	80,577	0.32
Euro	2,267,441	9.11
Hong Kong Dollar	441,019	1.77
Japanese Yen	1,647,405	6.62
Mexican Peso	137,039	0.55
South Korean Won	250,035	1.00
Swedish Krona	123,706	0.50
Swiss Franc	254,588	1.02
Taiwan New Dollar	420,590	1.69
Thai Baht	155,582	0.63
US Dollar	17,913,414	71.94
Total Investments	$24,901,204	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$179,971	0.72%
Bermuda	83,099	0.33
Canada	749,093	3.01
China	631,627	2.54
Denmark	279,833	1.12
France	739,474	2.97
Germany	607,884	2.44
Hong Kong	76,466	0.31
India	76,861	0.31
Ireland	350,406	1.41
Italy	73,163	0.29
Japan	1,647,405	6.62
Luxembourg	91,456	0.37
Mexico	137,039	0.55
Netherlands	340,351	1.37
Russia	113,396	0.46
South Africa	20,823	0.08
South Korea	250,035	1.00
Sweden	123,706	0.50
Switzerland	460,274	1.85
Taiwan	420,590	1.69
Thailand	155,582	0.63
United Kingdom	545,508	2.19
United States	16,747,162	67.24
Total Investments	$24,901,204	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
June 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 3.84%
Aerospace & Defense - 0.14%
The Boeing Co.	76	$13,931
Cubic Corp.	118	5,667
TransDigm Group, Inc.	36	15,914
		35,512
Air Freight & Logistics - 0.08%
FedEx Corp.	142	19,911

Beverages - 0.09%
Keurig Dr Pepper, Inc.	580	16,472
Primo Water Corp.	433	5,954
		22,426
Biotechnology - 0.08%
Exact Sciences Corp.	228	19,822

Building Products - 0.07%
Lennox International, Inc.	79	18,406

Capital Markets - 0.04%
Moelis & Co. - Class A	295	9,192

Chemicals - 0.28%
Ashland Global Holdings, Inc.	280	19,348
DuPont de Nemours, Inc.	358	19,020
Livent Corp.	1,560	9,610
The Mosaic Co.	1,084	13,561
Sociedad Quimica y Minera de Chile SA - ADR	431	11,236
		72,775
Commercial Services & Supplies - 0.04%
US Ecology, Inc.	280	9,486

Communications Equipment - 0.02%
ViaSat, Inc.	130	4,988

Consumer Finance - 0.07%
American Express Co.	180	17,136

Electrical Equipment - 0.06%
Sunrun, Inc.	829	16,348

Electronic Equipment, Instruments & Components - 0.07%
Corning, Inc.	657	17,016

Energy Equipment & Services - 0.03%
Dril-Quip, Inc.	269	8,014

Entertainment - 0.10%
Cinemark Holdings, Inc.	964	$11,134
Live Nation Entertainment, Inc.	357	15,826
		26,960
Food Products - 0.14%
Bunge, Ltd.	437	17,974
Cal-Maine Foods, Inc.	183	8,140
The Simply Good Foods Co.	548	10,182
		36,296
Gas Utilities - 0.02%
New Jersey Resources Corp.	170	5,551

Health Care Equipment & Supplies - 0.45%
ABIOMED, Inc.	65	15,701
Align Technology, Inc.	66	18,113
Becton Dickinson and Co.	79	18,902
Boston Scientific Corp.	441	15,484
Glaukos Corp.	181	6,954
Intuitive Surgical, Inc.	30	17,095
Mesa Laboratories, Inc.	29	6,287
Shockwave Medical, Inc.	199	9,427
Silk Road Medical, Inc.	182	7,624
		115,587
Hotels, Restaurants & Leisure - 0.33%
Caesars Entertainment Corp.	1,286	15,599
Churchill Downs, Inc.	140	18,641
Norwegian Cruise Line Holdings, Ltd.	1,103	18,122
Red Rock Resorts, Inc. - Class A	836	9,121
Shake Shack, Inc. - Class A	192	10,172
Vail Resorts, Inc.	82	14,937
		86,592
Insurance - 0.02%
Erie Indemnity Co. - Class A	32	6,141

Interactive Media & Services - 0.08%
Snap, Inc. - Class A	876	20,577

Internet & Direct Marketing Retail - 0.06%
Expedia Group, Inc. - Class A	205	16,851

IT Services - 0.19%
Broadridge Financial Solutions, Inc.	126	15,900
Global Payments, Inc.	87	14,757
Square, Inc. - Class A	182	19,099
		49,756
Machinery - 0.12%
Chart Industries, Inc.	212	10,280
Hillenbrand, Inc.	298	8,067
Ingersoll Rand, Inc.	469	13,188
		31,535
Multiline Retail - 0.06%
Kohl's Corp.	735	15,266

Multi-Utilities - 0.06%
Ameren Corp.	240	$16,886

Oil, Gas & Consumable Fuels - 0.13%
Concho Resources, Inc.	210	10,815
Occidental Petroleum Corp.	973	17,806
PDC Energy, Inc.	323	4,018
		32,639
Personal Products - 0.06%
The Estee Lauder Companies, Inc. - Class A	85	16,038

Pharmaceuticals - 0.05%
Elanco Animal Health, Inc.	587	12,591

Real Estate Investment Trusts (REITs) - 0.06%
STAG Industrial, Inc. - Class A	519	15,217

Real Estate Management & Development - 0.05%
The Howard Hughes Corp.	262	13,611

Road & Rail - 0.07%
Lyft, Inc. - Class A	532	17,561

Software - 0.34%
8x8, Inc.	326	5,216
Elastic NV	195	17,981
Q2 Holdings, Inc.	241	20,675
Workday, Inc. - Class A	93	17,425
Yext, Inc.	502	8,338
Zscaler, Inc.	157	17,192
		86,827
Specialty Retail - 0.19%
Five Below, Inc.	175	18,709
L Brands, Inc.	1,112	16,647
Ross Stores, Inc.	178	15,173
		50,529
Textiles, Apparel & Luxury Goods - 0.19%
Canada Goose Holdings, Inc. (b)	520	12,048
Gildan Activewear, Inc. (b)	315	4,879
Lululemon Athletica, Inc. (b)	54	16,849
VF Corp.	240	14,626
		48,402
TOTAL COMMON STOCKS (Proceeds $990,140)		$992,445

INVESTMENT COMPANIES - 8.79%
Exchange Traded Funds - 8.79%
iShares Core S&P 500 ETF	253	$78,352
iShares MSCI ACWI ETF	14,442	1,064,664
iShares MSCI EAFE ETF	14,738	897,102
iShares MSCI Emerging Markets ETF	5,892	235,621
TOTAL INVESTMENT COMPANIES (Proceeds $2,388,934)		$2,275,739

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,379,074) - 12.63%		$3,268,184

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2020:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks
Banks	$350,996	$-		$-	$350,996
Biotechnology	55,383	-		-	55,383
Capital Markets	894,816	125,403		-	1,020,219
Communications Equipment	84,598	-		-	84,598
Construction Materials	218,263	595,558		-	813,821
Consumer Finance	197,160	384,769		-	581,929
Entertainment	731,785	361,405		-	1,093,190
Food & Staples Retailing	834,477	314,411		-	1,148,888
Health Care Providers & Services	1,460,226	274,139		-	1,734,365
Household Durables	796,390	300,314		-	1,096,704
Insurance	167,371	359,743		-	527,114
Interactive Media & Services	730,544	78,936		-	809,480
IT Services	558,463	494,689		-	1,053,152
Life Sciences Tools & Services	481,564	249,644		-	731,208
Paper & Forest Products	-	-		48,074	48,074
Pharmaceuticals	1,072,664	-		-	1,072,664
Semiconductors & Semiconductor Equipment	1,078,178	886,561		-	1,964,739
Software	393,632	241,435		-	635,067
Trading Companies & Distributors	295,203	307,695		-	602,898
Total Common Stocks	10,401,713	4,974,702		48,074	15,424,489
Exchange Traded Funds	4,126,941	-		-	4,126,941
Corporate Bonds	-	553,573		-	553,573
United States Treasury Obligations	-	875,878		-	875,878
Foreign Government Bonds	-	1,109,559		-	1,109,559
Money Market Funds	2,810,764	-		-	2,810,764
Total Investments in Securities	$17,339,418	$7,513,712		$48,074	$24,901,204

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$992,445	$-		$-	$992,445
Exchange Traded Funds	2,275,739	-		-	2,275,739
Total Securities Sold Short	$3,268,184	$-		$-	$3,268,184

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of September 30, 2019		$47,539
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation		535	*
Purchases		-
Sales		-
Transfer into and/or out of Level 3		-
Balance as of June 30, 2020		$48,074	(1)

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2020:		$535

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.